Material accounting policies - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Vitru Brasil Empreendimentos, Participaes e Comrcio S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
UNIASSELVI - Sociedade Educacional Leonardo da Vinci S/S Ltda
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Sociedade Educacional do Vale do Itapocu S/S Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
FAIR Educacional Ltda
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
FAC Educacional Ltda
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
CESUMAR-Centro de Ensino Superior de Maring Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Rede Enem Servios de Internet Ltda
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%